UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	10/1/2006
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	1,121,924

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPUTICS  COM              00635P107    15060   411600 SH       SOLE                   291000            120600
ADVISORY BOARD CO              COM              00762W107    16520   327000 SH       SOLE                   230900             96100
AKAMAI TECHNOLOGIES            COM              00971T101    15448   309024 SH       SOLE                   218124             90900
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    27713  1232800 SH       SOLE                   870700            362100
AMBASSADORS GROUP INC.         COM              023177108    11979   423600 SH       SOLE                   299400            124200
AMERIGON INC.                  COM              03070L300     7891   917600 SH       SOLE                   647700            269900
ANGIODYNAMICS INC              COM              03475V101    12407   599100 SH       SOLE                   423200            175900
APPLIX INC                     COM              038316105    16573  1839400 SH       SOLE                  1298500            540900
ARTHROCARE CORP                COM              043136100    20675   441200 SH       SOLE                   311900            129300
AT RD INC COM                  COM              04648K105    11661  1996700 SH       SOLE                  1409200            587500
BIO-REFERENCE LABS INC         COM              09057G602    14312   637500 SH       SOLE                   450200            187300
BJ's RESTAURANTS, INC.         COM              09180c106    12442   565300 SH       SOLE                   399300            166000
BLUE NILE INC                  COM              09578R103     6983   192100 SH       SOLE                   135300             56800
CBEYOND, INC.                  COM              149847105    17678   644000 SH       SOLE                   455300            188700
CONCUR TECHNOLOGIES INC        COM              206708109    19173  1317700 SH       SOLE                   930800            386900
COSTAR GROUP INC               COM              22160N109    13242   320470 SH       SOLE                   226570             93900
CRA INTERNATIONAL INC          COM              12618T105    12921   271100 SH       SOLE                   191500             79600
CYBERSOURCE CORP.              COM              23251J106     6887   582200 SH       SOLE                   411700            170500
DEALERTRAK HOLDINGS INC        COM              242309102    19769   894100 SH       SOLE                   631500            262600
DIGENE CORP                    COM              253752109    15663   363000 SH       SOLE                   255600            107400
DSW INC.                       COM              23334L102    25090   796500 SH       SOLE                   562900            233600
ECOLLEGE.COM                   COM              27887E100    13299   831700 SH       SOLE                   587700            244000
EURONET WORLDWIDE INC          COM              298736109    11418   465100 SH       SOLE                   328600            136500
FACTSET RESH SYS INC           COM              303075105    14043   289120 SH       SOLE                   204070             85050
FORCE PROTECTION INC.          COM              345203202     8522  1018200 SH       SOLE                   718900            299300
FORMFACTOR INC                 COM              346375108    14371   341100 SH       SOLE                   240800            100300
FOXHOLLOW TECHNOLOGIES INC.    COM              35166A103    13498   394800 SH       SOLE                   278900            115900
GAIAM INC-CLASS A              COM              36268Q103    14528  1125300 SH       SOLE                   795000            330300
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108    27843  1070900 SH       SOLE                   757000            313900
HOLOGIC INC.                   COM              436440101    22987   528200 SH       SOLE                   373100            155100
HURON CONSULTING GROUP         COM              447462102    17287   441000 SH       SOLE                   311400            129600
ID SYSTEMS INC                 COM              449489103    12181   515500 SH       SOLE                   363800            151700
INTRALASE CORP                 COM              461169104     7245   367600 SH       SOLE                   259700            107900
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205    15736   579150 SH       SOLE                   409350            169800
KENEXA CORP                    COM              488879107    13573   538200 SH       SOLE                   379500            158700
KVH INDS INC                   COM              482738101    12362   969600 SH       SOLE                   686500            283100
KYPHON INC                     COM              501577100    16981   453800 SH       SOLE                   320000            133800
LHC GROUP INC                  COM              50187A107    13432   601800 SH       SOLE                   425500            176300
LIFE TIME FITNESS INC.         COM              53217R207    28510   615900 SH       SOLE                   435100            180800
LIFECELL CORPORATION           COM              531927101    43460  1348839 SH       SOLE                   953739            395100
LIVEPERSON INC                 COM              538146101    13955  2598700 SH       SOLE                  1835200            763500
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    17747   789100 SH       SOLE                   557700            231400
MEDICINES COMPANY              COM              584688105     6630   293900 SH       SOLE                   207100             86800
NEUROMETRIX INC                COM              641255104    10391   546600 SH       SOLE                   386100            160500
NEUSTAR, INC.                  COM              64126X201    11535   415690 SH       SOLE                   293790            121900
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105    15073   787900 SH       SOLE                   555000            232900
NUANCE COMUNICATIONS INC.      COM              67020Y100    11312  1384600 SH       SOLE                   975500            409100
NUVASIVE INC.                  COM              670704105    11246   559200 SH       SOLE                   393500            165700
O REILLY AUTOMOTIVE INC        COM              686091109    14687   442250 SH       SOLE                   312850            129400
OMNICELL INC                   COM              68213N109    11226   627500 SH       SOLE                   442500            185000
ONLINE RESOURCES CORP          COM              68273G101    12987  1060200 SH       SOLE                   749100            311100
PER-SE TECHNOLOGIES INC.       COM              713569309    11339   497100 SH       SOLE                   351100            146000
PERFICIENT INC.                COM              71375U101    28560  1821400 SH       SOLE                  1287800            533600
PHASE FORWARD INC.             COM              71721R406    20956  1755100 SH       SOLE                  1242200            512900
PROVIDENCE SVC CORP            COM              743815102    13050   473000 SH       SOLE                   334300            138700
RESMED INC                     COM              761152107    17456   433680 SH       SOLE                   306680            127000
RIGHTNOW TECHNOLOGIES INC      COM              76657R106     5503   352500 SH       SOLE                   249000            103500
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101    13211   550700 SH       SOLE                   389000            161700
SPARTAN MOTORS INC.            COM              846819100      640    34000 SH       SOLE                    23900             10100
SPECTRANETICS CORP             COM              84760C107    20667  1766400 SH       SOLE                  1247800            518600
STAMPS.COM INC                 COM              852857200    13286   697072 SH       SOLE                   493272            203800
STRAYER ED INC COM             COM              863236105    16794   155200 SH       SOLE                   109600             45600
SUMTOTAL SYSTEMS INC.          COM              866615107    12898  1731300 SH       SOLE                  1219600            511700
TOWER GROUP INC.               COM              891777104     1117    33500 SH       SOLE                    23900              9600
TRACTOR SUPPLY COMPANY         COM              892356106    13180   273100 SH       SOLE                   192900             80200
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    28702  1219820 SH       SOLE                   861720            358100
USANA HEALTH SCIENCES INC      COM              90328M107    12557   281600 SH       SOLE                   198800             82800
VASCO DATA SECURITY INTL       COM              92230Y104    10967  1058600 SH       SOLE                   747000            311600
VISTAPRINT LTD                 COM              G93762204    18407   709600 SH       SOLE                   501100            208500
VOCUS INC                      COM              92858J108    18977  1202600 SH       SOLE                   849600            353000
VOLTERRA SEMICONDUCTOR CORP    COM              928708106    20039  1233200 SH       SOLE                   871700            361500
WEBEX COMMUNICATIONS INC.      COM              94767L109    16630   426200 SH       SOLE                   300000            126200
WEBSITE PROS INC.              COM              94769V105     7566   696700 SH       SOLE                   491500            205200
ZUMIEZ INC                     COM              989817101    21268   787700 SH       SOLE                   556300            231400